Income Taxes (Components of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current deferred tax assets:
Accrued payroll	$ 2,889	$ 1,950
Provision of allowance for doubtful accounts	92	125
Deferred revenue-current	306	196
Less: Valuation allowance	(158)	(140)
Current deferred tax assets, net	3,129	2,131
Noncurrent deferred tax assets:
Deferred revenue-noncurrent	383	440
Acquired intangible assets	266	175
Fixed assets	66	0
Subsidy income	231	130
Net operating loss carry forwards	4,592	975
Less: Valuation allowance	(4,592)	(975)
Noncurrent deferred tax assets, net	946	745
Noncurrent deferred tax liabilities:
Acquired intangible assets	2,676	425
Subsidy income	0	365
Noncurrent deferred tax liabilities	$ 2,676	$ 790